Loss per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Schedule of loss per share and potentially dilutive securities

	Three Months Ended June 30,		Six Months Ended June 30,
(in KUSD, except per share amounts)	2022	2021	2022	2021
Loss attributable to owners	(64,374)	(72,569)	(81,035)	(124,096)
Weighted average number of shares outstanding	76,911,713	76,728,714	76,866,968	76,725,210
Basic and diluted loss per share	(0.84)	(0.95)	(1.05)	(1.62)
Potentially dilutive securities that were not included in the diluted per share calculations because the effect of including them would be anti-dilutive were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Equity Incentive Plan 2019 - Share Options	8,943,320	6,258,291	8,066,461	5,475,476
Equity Incentive Plan 2019 - RSUs	1,908,912	560,967	1,354,432	379,379
Conversion of the principal amount of convertible loans into the Company’s common shares	4,412,840	3,982,206	4,412,840	3,310,623
	15,265,072	10,801,464	13,833,733	9,165,478